Emerging Markets Equity Select ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	90 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq Riskalyze Emerging Markets(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.43%	4.01%	5.14%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.70%	3.35%
Nasdaq Emerging Large Mid Cap(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.05%	5.04%
Emerging Markets Equity Select ETF
Prospectus [Line Items]
Average Annual Return, Percent		(0.59%)	1.85%	3.02%
Performance Inception Date	Jun. 20, 2017
Emerging Markets Equity Select ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.90%)	0.65%	1.77%
Emerging Markets Equity Select ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.32%)	0.87%	1.76%